SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
Schedule of Net proved Developed and Undeveloped Reserves

Net proved Developed and Undeveloped Reserves - (In millions of barrels "MBbls")

of oil:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        267

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                     -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             267

                                                                                          ===============

Net proved  Developed and Undeveloped  Reserves - (In millions of standard cubic feet "MMScf") of natural gas:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        147

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                      -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             147

                                                                                          ===============

Net proved oil and gas reserves consisted of the following at December 31, 2012:

                                                                             Oil            Natural Gas

                                                                          Reserves           Reserves

                                                                            Gross              Gross

                                                                            MBbls              MMScf

                                                                       --------------     --------------

                                                                        (unaudited)        (unaudited)

     Proved developed producing                                                 24                  -

     Proved undeveloped                                                        243                147

                                                                       --------------     --------------

     Total proven                                                              267                147

                                                                       ==============     ==============

Schedule of Results of operations for oil and gas producing activities

Results of operations for oil and gas producing activities for the year ended December 31, 2012

     The Year Ended December 31, 2012                                                      (unaudited)

     Revenue                                                                                   $29,908

     Operating expenses (re-working costs)                                                     107,982

     Depletion                                                                                   2,407

                                                                                        -----------------

     Operating loss                                                                           (80,481)

     Income tax provision                                                                            -

                                                                                        -----------------

     Results of operations for oil and gas properties                                       $ (80,481)

                                                                                        =================

Schedule of Cost incurred for oil and gas property acquisition, exploration and development activities

Cost incurred for oil and gas property acquisition,  exploration and development activities

                                                                                          (unaudited)

     Property acquisition

         Unproved                                                                              $     -

         Proved                                                                                803,200

     Exploration                                                                                     -

     Development                                                                               213,555

                                                                                        -----------------

     Total costs incurred                                                                  $ 1,016,755

                                                                                        =================

Schedule of Aggregate capitalized costs

Aggregate capitalized costs

Capitalized costs relating to oil and gas activities are as follows:

     December 31, 2012                                                                    (unaudited)

     Proved                                                                                $ 1,016,755

     Unproved                                                                                        -

                                                                                        -----------------

     Total capitalized costs                                                               $ 1,016,755

     Accumulated depreciation and depletion                                                   (24,283)

                                                                                        -----------------

     Net capitalized costs                                                                   $ 992,742

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